Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2021
Revenue Recognition
Schedule of disaggregation of revenue

The table below presents the Company’s revenue disaggregated based on the nature of its arrangements. Management uses these categories of revenue to evaluate the performance of its businesses and to assess its financial results and forecasts.

	Year Ended December 31,
	2021	2020	2019
Advertising	$205,794	$149,704	$128,438
Content	130,200	119,846	150,876
Commerce and other	61,570	51,774	38,609
	$397,564	$321,324	$317,923

The following table presents the Company’s revenue disaggregated by geography:

	2021	2020	2019
Revenue:
United States	$352,280	$292,107	$287,723
International	45,284	29,217	30,200
Total	$397,564	$321,324	$317,923